Note 12 - Fair Value Measurements - Valuation Assumptions (Details)	Jun. 30, 2024
Measurement Input, Share Price [Member] | June 2023 Warrants Tranche A [Member]
Warrants and Rights Outstanding, Measurement Input	2.92
Measurement Input, Share Price [Member] | Other Warrants [Member]
Warrants and Rights Outstanding, Measurement Input	2.92	[1]
Measurement Input, Expected Term [Member] | June 2023 Warrants Tranche A [Member]
Warrants and Rights Outstanding, Measurement Input	3.9
Measurement Input, Expected Term [Member] | Other Warrants [Member] | Minimum [Member]
Warrants and Rights Outstanding, Measurement Input	2.6	[1]
Measurement Input, Expected Term [Member] | Other Warrants [Member] | Maximum [Member]
Warrants and Rights Outstanding, Measurement Input	3.2	[1]
Measurement Input, Price Volatility [Member] | June 2023 Warrants Tranche A [Member]
Warrants and Rights Outstanding, Measurement Input	0.803
Measurement Input, Price Volatility [Member] | Other Warrants [Member] | Minimum [Member]
Warrants and Rights Outstanding, Measurement Input	0.832	[1]
Measurement Input, Price Volatility [Member] | Other Warrants [Member] | Maximum [Member]
Warrants and Rights Outstanding, Measurement Input	0.875	[1]
Measurement Input, Risk Free Interest Rate [Member] | June 2023 Warrants Tranche A [Member]
Warrants and Rights Outstanding, Measurement Input	0.044
Measurement Input, Risk Free Interest Rate [Member] | Other Warrants [Member] | Minimum [Member]
Warrants and Rights Outstanding, Measurement Input	0.045	[1]
Measurement Input, Risk Free Interest Rate [Member] | Other Warrants [Member] | Maximum [Member]
Warrants and Rights Outstanding, Measurement Input	0.046	[1]
Measurement Input, Expected Dividend Rate [Member] | June 2023 Warrants Tranche A [Member]
Warrants and Rights Outstanding, Measurement Input	0
Measurement Input, Expected Dividend Rate [Member] | Other Warrants [Member]
Warrants and Rights Outstanding, Measurement Input	0	[1]

[1]	Includes August 2022 Warrants, March 2022 Warrants and Avenue Capital Warrants.